Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 843,448	$ 129,264	¥ 1,103,747
Total current assets	3,475,209	532,600	3,730,020
Non-current assets
Total non-current assets	572,743	87,777	642,105
Total assets	4,047,952	620,377	4,372,125
Current Liability
Accrued expenses and other current liabilities	281,648	43,163	338,626
Total current liability	2,557,980	392,027	2,771,160
Total liabilities	2,581,954	395,702	2,783,070
Equity
Additional paid-in capital	4,982,885	763,661	4,880,135
Accumulated other comprehensive loss	(396,951)	(60,835)	(368,897)
Accumulated deficit	(3,142,472)	(481,605)	(2,922,184)
Total Fangdd Network Group Ltd. shareholders' equity	1,443,463	221,221	1,589,055
Total liabilities and equity	4,047,952	$ 620,377	4,372,125
Reportable Legal Entities | Parent Company
Current assets
Cash and cash equivalents	309,566		431,029
Total current assets	309,566		431,029
Non-current assets
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	2,219,626		2,145,325
Total non-current assets	2,219,626		2,145,325
Total assets	2,529,192		2,576,354
Current Liability
Accrued expenses and other current liabilities	33,549		29,202
Total current liability	33,549		29,202
Total liabilities	33,549		29,202
Equity
Class A ordinary shares	1		1
Additional paid-in capital	4,982,885		4,880,135
Accumulated other comprehensive loss	(396,951)		(368,897)
Accumulated deficit	(2,090,292)		(1,964,087)
Total Fangdd Network Group Ltd. shareholders' equity	2,495,643		2,547,152
Total liabilities and equity	¥ 2,529,192		¥ 2,576,354